Prepayments, accrued income and other assets (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about prepayments, accrued income and other assets

	2022	2021
	$m	$m
Prepayments and accrued income	10,316	8,233
Settlement accounts	19,565	17,713
Cash collateral and margin receivables	63,421	42,171
Bullion	15,752	15,283
Endorsements and acceptances	8,407	11,229
Reinsurers’ share of liabilities under insurance contracts (Note 4)	4,257	3,668
Employee benefit assets (Note 5)	7,282	10,269
Right-of-use assets	2,219	2,985
Owned property, plant and equipment	10,365	10,255
Other accounts	15,282	14,765
At 31 Dec	156,866	136,571